STOCK COMPENSATION PLAN	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK COMPENSATION PLAN

15.    STOCK COMPENSATION PLAN

Revlon, Inc. maintains the Stock Plan, which provides for awards of stock options, stock appreciation rights, restricted or unrestricted stock and restricted stock units to eligible employees and directors of Revlon, Inc. and its affiliates, including Products Corporation.

Stock options:

Non-qualified stock options granted under the Stock Plan are granted at prices that equal or exceed the fair market value of Revlon, Inc.’s Class A Common Stock on the grant date and have a term of 7 years (option grants under the Stock Plan prior to June 4, 2004 have a term of 10 years). Option grants generally vest over service periods that range from 1 year to 4 years.

Total net stock option compensation expense includes amounts attributable to the granting of, and the remaining requisite service period of, stock options issued under the Stock Plan, which awards were unvested at January 1, 2006 or granted on or after such date. All stock options were fully vested as of December 31, 2009.

At December 31, 2012, 2011 and 2010, there were 8,105; 264,509; and 987,886 stock options exercisable under the Stock Plan, respectively.

A summary of stock option activity for the years ended December 31, 2012, 2011 and 2010 is presented below:

	Stock Options (000’s)	Weighted Average Exercise Price
Outstanding at January 1, 2010	1,231.3	$33.17
Forfeited and expired	(243.4)	39.22

Outstanding at December 31, 2010	987.9	31.68
Forfeited and expired	(723.4)	31.92

Outstanding at December 31, 2011	264.5	31.02
Forfeited and expired	(256.4)	31.06

Outstanding at December 31, 2012	8.1	29.91

The following table summarizes significant ranges of the Stock Plan’s stock options outstanding and exercisable at December 31, 2012:

	Outstanding and Exercisable
Range of Exercise Prices	Number of Options (000’s)	Weighted Average Years Remaining	Weighted Average Exercise Price	Aggregate Intrinsic Value
$27.50 to $30.60	8.1	0.50	$29.91	—

Restricted stock awards and restricted stock units:

The Stock Plan allows for awards of restricted stock and restricted stock units to employees and directors of Revlon, Inc. and its affiliates, including Products Corporation. The restricted stock awards granted under the Stock Plan vest over service periods that generally range from 1.5 years to 3 years. There have not been any restricted stock awards granted since 2009.

A summary of the restricted stock and restricted stock units activity for the years ended December 31, 2012, 2011 and 2010 is presented below:

	Restricted Stock (000’s)	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2010	1,141.4	$8.48
Vested(a)	(430.2)	8.94
Forfeited	(20.5)	8.13

Outstanding at December 31, 2010	690.7	8.20
Vested(a)	(419.5)	8.95
Forfeited	(13.8)	7.15

Outstanding at December 31, 2011	257.4	7.04
Vested(a)	(257.4)	7.04

Outstanding at December 31, 2012	—

(a)	Of the amounts vested during 2012, 2011 and 2010, 83,582; 138,433; and 147,161 shares, respectively, were withheld by the Company to satisfy certain grantees’ minimum withholding tax requirements, which withheld shares became Revlon, Inc. treasury stock and are not sold on the open market.

The Company recognizes non-cash compensation expense related to restricted stock awards and restricted stock units under the Stock Plan using the straight-line method over the remaining service period. The Company recorded compensation expense related to restricted stock awards under the Stock Plan of $0.3 million, $1.9 million and $3.6 million during 2012, 2011 and 2010, respectively. The deferred stock-based compensation related to restricted stock awards was nil and $0.3 million at December 31, 2012 and 2011, respectively. The total fair value of restricted stock and restricted stock units that vested during the years ended December 31, 2012 and 2011 was $3.7 million and $4.2 million, respectively.